Financial Risk Management and Fair Values of Financial Instruments - Summary of Loss Rate Methodology (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Contract assets [member]
Disclosure of detailed information about financial instruments [Line Items]
Expected loss rate	0.03%	0.03%
Total carrying amount	$ 400,375	$ 389,133
Loss allowance	$ (120)	$ (117)
Accounts receivable including related parties [member]
Disclosure of detailed information about financial instruments [Line Items]
Expected loss rate	0.03%	0.03%
Total carrying amount	$ 6,346,156	$ 5,365,776
Loss allowance	$ (1,910)	$ (1,620)
Other receivable including related parties [member]
Disclosure of detailed information about financial instruments [Line Items]
Expected loss rate	0.03%	0.03%
Total carrying amount	$ 86,895	$ 51,446
Loss allowance	$ (16)	$ (10)